Common Share Purchase Warrants	12 Months Ended
Jul. 31, 2020
Disclosure Of Common Share Purchase Warrants [Abstract]
Common Share Purchase Warrants

21. Common Share Purchase Warrants

The following table summarizes warrant activity during the year ended July 31, 2020 and year ended July 31, 2019.

	July 31, 2020		July 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price[2]	warrants	exercise price
Outstanding, beginning of year	29,585,408	$9.95	26,425,504	$4.35
Expired	(15,559,483)	12.25	(531)	—
Assumed and reissued through acquisition[1]	—	—	7,196,164	23.10
Issued	123,905,556	1.24	11,500,000	6.00
Exercised	(4,413,874)	0.97	(15,535,729)	3.61
Outstanding, end of year	133,517,607	$1.90	29,585,408	$9.95

[1] Warrants cancelled and reissued on May 24, 2019, via the acquisition of Newstrike.

[2] USD denominated warrant's exercise price have been converted to the CAD equivalent as at the period end for presentation purposes.

No broker compensation warrants were exercised during the year ended July 31, 2020 (July 31, 2019 - 1,916,527).

The following table summarizes the warrants issued during the years ended July 31, 2020 and July 31, 2019.

Issuance date	Exercise price	Warrants issued/reissued	Expiry period
October 4, 2018	$6.00	11,500,000	3 years
May 24, 2019(1)	$11.84-$27.64	7,196,164	0.73—4.07 years
Total assumed and issued during the year ended July 31, 2019		18,696,164
December 31, 2019	USD$2.45	7,485,032	5 years
January 22, 2020	USD$2.45	5,988,024	5 years
April 13, 2020	$0.96	59,800,000	5 years
May 21, 2020	$1.05	31,970,000	5 years
June 10, 2020	$1.00	14,746,875	3 years
June 30, 2020	$1.00	3,915,625	3 years
Total issued during the year ended July 31, 2020		123,905,556

[1] Warrants acquired and reissued on May 24, 2019, via the acquisition of Newstrike.

The following is a consolidated summary of warrants outstanding as at July 31, 2020 and July 31, 2019.

		July 31, 2020	July 31, 2019
	Number outstanding	Book value	Number outstanding	Book value
Classified as Equity		$		$

2018 Equity financing
Exercise price of $5.60 expired January 30, 2020	—	—	10,512,208	5,674
February 2018 financing warrants
Exercise price of $27.64 expired February 16, 2020	—	—	4,413,498	1,331
June 2019 financing warrants
Exercise price of $15.79 expiring June 19, 2023	2,184,540	10,022	2,184,540	9,998
April 2020 underwritten public offering warrants
Exercise price of $0.96 expiring April 13, 2025	56,017,500	18,906	—	—
May 2020 underwritten public offering warrants
Exercise price of $1.05 expiring May 21, 2025	31,410,050	10,805	—	—
Conversion Unit warrants
Exercise price of $1.00 expiring June 10, 2023	14,746,875	11,426	—	—
Exercise price of $1.00 expiring June 30, 2023	3,915,625	1,928	—	—
Broker / Consultant warrants
Exercise price of $20.85 expired February 16, 2020	—	—	264,809	160
Exercise price of $11.84 expired June 19, 2020	—	—	262,021	610
Exercise price of $0.75 expiring November 3, 2021	175,618	78	175,618	78
Exercise price of $0.75 expiring March 14, 2022	94,282	66	94,282	66
Exercise price of $15.79 expiring June 19, 2023	61	—	61	—
Inner Spirit warrants
Exercise price of $15.63 expired July 21, 2020	—	—	71,235	129
Molson warrants
Exercise price of $6.00 expiring October 4, 2021	11,500,000	42,386	11,500,000	42,386
	120,044,551	95,617	29,478,272	60,432
Classified as Liability
2017 secured convertible debenture warrants
Exercise price of USD$0.76 expired November 14, 2019	—	—	107,136	493
USD$25m Registered Direct Offering Warrants
Exercise price of USD$2.45 expiring December 31, 2024	7,485,032	1,917	—	—
USD$20m Registered Direct Offering Warrants
Exercise price of USD$2.45 expiring January 22, 2025	5,988,024	1,533	—	—
	13,473,056	3,450	107,136	493
	133,517,607	99,067	29,585,408	60,925